Other reserves, derivative warrant liabilities, and earnouts liabilities - Additional Information (Details) $ in Millions			1 Months Ended
	Jan. 25, 2023	Aug. 09, 2022 USD ($) shares	Jan. 31, 2023	Aug. 10, 2022 shares	Mar. 31, 2022 shares
Derivative warrant liabilities and earnouts liabilities
Total subscription amount | $		$ 20
Number of warrants issued to an investor					17,433,333
Share split ratio	0.04		0.04
Series A Warrants
Derivative warrant liabilities and earnouts liabilities
Number of warrants issued.		12,121,214		484,389
Warrants exercisable term		5 years
Series B Warrants
Derivative warrant liabilities and earnouts liabilities
Number of warrants issued.		6,060,607		242,424
Warrants exercisable term		2 years